Right-of-Use Assets	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets
7.	Right-of-use assets

	As at	As at
	December 31,	December 31,
	2024	2023
Balance, beginning of period	$2,366,115	$2,538,447
Depreciation	(102,197)	(172,332)
Modification of lease	(224,008)	-
Balance, end of period	$2,039,910	$2,366,115

During the year ended December 31, 2022 the Company entered a lease for a warehouse facility. The lease was prepaid resulting in a right-of-use asset and no corresponding lease liability.